Restricted Net Assets	12 Months Ended
Dec. 31, 2024
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

NOTE 17 — RESTRICTED NET ASSETS

Our subsidiaries located in mainland China (“Mainland China Subsidiaries”) are required to maintain a statutory common reserve by means of an annual appropriation of at least 10% of their annual after-tax profits as reported under Company Law of the People’s Republic of China until the accumulated statutory common reserve balance has reached 50% of registered capital. The maximum statutory reserve required for our mainland China Subsidiaries was $10,193,717 and $150,287,435 as of December 31, 2024 and 2023, respectively. The decrease in the maximum required statutory reserve was attributable to the Mainland China Subsidiaries decreasing their registered capital with the appropriate government authority. As of December 31, 2024 and 2023, we had an accumulated statutory appropriation balance of $13,651,398 and $11,309,831, respectively.

Additionally, the PRC has laws and regulations that limit the distributions that may be made to us from our mainland China Subsidiaries. The amount restricted is the aggregate of the paid-in-capital and accumulated statutory appropriations of our PRC Subsidiaries. As of December 31, 2024 and 2023, our mainland China Subsidiaries had $33,958,923 and $31,617,357 of restricted net assets unavailable to be distributed to us.